Angel Oak Mortgage Trust 2020-5 ABS-15G

Exhibit 99.12

Client Name:
Client Project Name:	AOMT 2020-5
Start - End Dates:	4/25/2019 - 3/26/2020
Deal Loan Count:	48

Conditions Report 2.0

Loans in Report:	48
Loans with Conditions:	40

20 - Total Active Conditions
20 - Non-Material Conditions
4 - Credit Review Scope
1 - Category: Credit/Mtg History
1 - Category: DTI
2 - Category: Income/Employment
16 - Compliance Review Scope
6 - Category: Federal Consumer Protection
1 - Category: State Rate Spread
9 - Category: TILA/RESPA Integrated Disclosure
97 - Total Satisfied Conditions

42 - Credit Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
7 - Category: Application
3 - Category: Assets
3 - Category: Credit/Mtg History
1 - Category: DTI
9 - Category: Income/Employment
5 - Category: Insurance
5 - Category: Legal Documents
7 - Category: Terms/Guidelines
11 - Property Valuations Review Scope
10 - Category: Appraisal
1 - Category: Value
44 - Compliance Review Scope
5 - Category: Ability to Repay/Qualified Mortgage
8 - Category: Compliance Manual
3 - Category: Federal Higher-Priced
1 - Category: RESPA
2 - Category: Right of Rescission
25 - Category: TILA/RESPA Integrated Disclosure
19 - Total Waived Conditions

18 - Credit Review Scope
1 - Category: Application
1 - Category: Assets
9 - Category: Credit/Mtg History
4 - Category: Income/Employment
1 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
1 - Compliance Review Scope
1 - Category: Right of Rescission

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